Consolidated Statement of Changes in Equity - USD ($)	Issued capital [member]	Revaluation reserve [member]	Exchange reserve [member]	Share premium [member]	Other reserves [member]	Retained earnings [member]	Total
Balance at Dec. 31, 2022	$ 10,000	$ 15,157,824	$ (460,481)		$ 3,422,799	$ (5,006,590)	$ 13,123,552
IfrsStatementLineItems [Line Items]
Issuance of new shares	892			89,725,052			89,725,944
Net surplus on revaluation of leasehold property		(186,684)	337,283				150,599
Loss for the year						(94,979,338)	(94,979,338)
Balance at Dec. 31, 2023	10,892	14,971,140	(123,198)	89,725,052	3,422,799	(99,985,928)	8,020,757
IfrsStatementLineItems [Line Items]
Issuance of new shares	2,724			7,497,276			7,500,000
Loss for the year						(633,257)	(633,257)
Share issuance expenses				(174,387)			(174,387)
Balance at Dec. 31, 2024	$ 13,616	$ 14,971,140	$ (123,198)	$ 97,047,941	$ 3,422,799	$ (100,619,185)	$ 14,713,113